Trade and Other Current Receivables - Summary of Trade and Other Current Receivables (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and Other Current Receivables [Line Items]
Trade receivables	€ 4,350	€ 3,439
KKR [member]
Trade and Other Current Receivables [Line Items]
Trade receivables	€ 677